Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

13	Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

	2023	2022
	Designated at fair value and otherwise mandatorily measured at fair value	Designated at fair value and otherwise mandatorily measured at fair value
	£m	£m
Securities	16,027	14,581
– debt securities	2,131	1,975
– equity securities	13,896	12,606
Loans and advances to banks and customers	2,814	971
Other	227	329
At 31 Dec	19,068	15,881